Line of Credit and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Line Of Credit Facility [Abstract]
Schedule of Aggregate Maturities of Long-Term Debt

Aggregate maturities of the Company’s debt at December 31, 2017 are as follows:

(In thousands)
2018	$—
2019	116
2020	—
2021	70,000
2022	—

Total debt	$70,116
Less: deferred financing costs	(1,787)

Long-term debt, net	$68,329

Less: current portion	—

Long term debt	$68,329